Madison Aggregate Bond ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 34.1%	Par Value	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$140,640	$130,090
Pool G08653, 3.00%, 07/01/2045	227,988	202,519
Pool G60722, 3.00%, 10/01/2046	289,596	255,776
Pool Q04092, 4.00%, 10/01/2041	188,721	179,215
Pool Q35614, 3.50%, 08/01/2045	303,530	277,805
Pool Q52955, 3.50%, 12/01/2047	129,900	118,719
Pool QA1033, 3.00%, 07/01/2049	220,670	192,565
Pool RA7380, 3.50%, 05/01/2052	449,857	404,573
Pool RA8278, 5.00%, 12/01/2052	231,560	226,408
Pool RB5105, 2.00%, 03/01/2041	110,696	93,588
Pool SB0546, 2.00%, 01/01/2036	411,829	368,261
Pool SC0151, 2.50%, 06/01/2041	375,134	327,373
Pool SD0960, 3.50%, 04/01/2052	555,260	504,433
Pool SD1859, 5.50%, 11/01/2052	137,503	137,471
Pool SD1921, 4.50%, 12/01/2052	369,372	355,198
Pool SD2172, 5.50%, 02/01/2053	374,808	376,624
Pool SD2875, 5.00%, 05/01/2053	870,424	859,131
Pool SD3174, 5.50%, 06/01/2053	480,986	480,402
Pool SD3739, 6.00%, 09/01/2053	553,074	563,366
Pool SD4901, 5.50%, 02/01/2054	298,716	298,158
Pool SD7552, 2.50%, 01/01/2052	682,406	573,176
Pool SD7556, 3.00%, 08/01/2052	511,015	445,827
Pool SD8214, 3.50%, 05/01/2052	89,685	80,397
Pool SD8266, 4.50%, 11/01/2052	278,170	265,127
Pool SD8267, 5.00%, 11/01/2052	182,961	178,775
Pool SD8268, 5.50%, 11/01/2052	112,093	111,986
Pool SD8276, 5.00%, 12/01/2052	461,497	450,935
Pool SD8299, 5.00%, 02/01/2053	235,607	230,090
Pool SD8363, 6.00%, 09/01/2053	709,434	716,237
Pool V80025, 3.00%, 04/01/2043	116,378	104,156
Pool V80026, 3.00%, 04/01/2043	276,155	247,151
Pool ZS8641, 2.50%, 02/01/2032	120,655	112,532
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	131,847	125,730
Pool AB2080, 4.00%, 01/01/2041	169,795	161,042
Pool AB8818, 3.00%, 03/01/2043	91,914	82,154
Pool AJ4046, 4.00%, 10/01/2041	177,465	169,188
Pool AL3072, 3.00%, 02/01/2043	395,606	354,015
Pool AL8924, 3.00%, 12/01/2030	160,350	153,936
Pool AO4134, 3.50%, 06/01/2042	240,688	221,826
Pool AP2133, 3.50%, 08/01/2042	216,219	199,229
Pool AP7363, 4.00%, 10/01/2042	252,259	239,252
Pool BV4133, 2.50%, 03/01/2052	355,805	295,091
Pool CB2548, 2.50%, 01/01/2052	108,110	90,074
Pool CB2601, 2.00%, 01/01/2052	130,399	105,164
Pool CB3105, 2.00%, 03/01/2052	669,200	539,205
Pool CB3115, 3.00%, 03/01/2052	627,086	546,078
Pool CB3845, 3.50%, 06/01/2052	451,763	406,326
Pool CB4383, 4.50%, 08/01/2052	461,491	442,534
Pool FM5530, 4.00%, 11/01/2050	401,622	375,667
Pool FS1704, 4.00%, 05/01/2052	260,451	244,020
Pool FS2605, 4.50%, 08/01/2052	120,807	115,168
Pool FS4049, 2.50%, 09/01/2036	429,863	394,414
Pool FS4138, 2.50%, 04/01/2052	417,417	347,889
Pool FS4296, 3.00%, 01/01/2049	455,437	407,135
Pool FS4996, 4.50%, 07/01/2053	421,181	403,114
Pool FS5575, 5.50%, 09/01/2053	143,387	143,880
Pool MA2177, 4.00%, 02/01/2035	183,261	176,990
Pool MA4571, 2.50%, 03/01/2042	548,742	477,334
Pool MA4806, 5.00%, 11/01/2052	569,541	556,512
Pool MA4841, 5.00%, 12/01/2052	184,094	179,883
Pool MA4842, 5.50%, 12/01/2052	180,959	180,513
Pool MA5013, 4.50%, 05/01/2038	107,533	105,889
TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,894,481)		18,107,316

CORPORATE BONDS - 31.6%
Communications - 0.7%
AT&T, Inc.
4.25%, 03/01/2027	100,000	98,154
2.25%, 02/01/2032	90,000	73,206
Verizon Communications, Inc. 4.33%, 09/21/2028	200,000	195,674
Total Communications		367,034

Consumer Discretionary - 1.6%
General Motors Financial Co., Inc. 5.85%, 04/06/2030	130,000	132,664
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(a)	260,000	259,119
Lowe's Cos., Inc. 4.25%, 04/01/2052	150,000	123,119
Royal Caribbean Cruises Ltd. 7.50%, 10/15/2027	100,000	105,343
Tractor Supply Co. 5.25%, 05/15/2033	225,000	226,465
Total Consumer Discretionary		846,710

Consumer Staples - 1.0%
J M Smucker Co.
5.90%, 11/15/2028	100,000	103,736
6.20%, 11/15/2033	200,000	213,265
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	190,000	186,440
Total Consumer Staples		503,441

Energy - 3.9%
Energy Transfer LP
5.25%, 04/15/2029	200,000	200,268
6.55%, 12/01/2033	200,000	214,376
Enterprise Products Operating LLC 5.35%, 01/31/2033	130,000	132,767
Exxon Mobil Corp. 4.11%, 03/01/2046	275,000	237,340
Kinder Morgan, Inc. 5.55%, 06/01/2045	200,000	191,111
Marathon Petroleum Corp. 4.70%, 05/01/2025	300,000	297,504
MPLX LP 4.80%, 02/15/2029	100,000	98,854
Murphy Oil USA, Inc. 5.63%, 05/01/2027	200,000	198,119
ONEOK, Inc. 5.80%, 11/01/2030	100,000	103,077
Phillips 66 Co. 4.95%, 12/01/2027	100,000	100,029
Schlumberger Holdings Corp. 3.90%, 05/17/2028(a)	150,000	144,622
Valero Energy Corp. 4.00%, 06/01/2052	200,000	153,881
Total Energy		2,071,948

Financials - 13.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/15/2027	600,000	585,190
Air Lease Corp. 1.88%, 08/15/2026	90,000	83,002
Alexandria Real Estate Equities, Inc. 4.75%, 04/15/2035	150,000	141,891
Ally Financial, Inc. 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	257,419
American Express Co.
4.05%, 05/03/2029	20,000	19,404
5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	300,000	301,842
Aon North America, Inc. 5.45%, 03/01/2034	200,000	202,259
Bank of America Corp.
1.66% to 03/11/2026 then SOFR + 0.91%, 03/11/2027	90,000	83,857
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	125,000	124,103
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	130,000	127,991
Bank of New York Mellon Corp. 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	225,000	220,920
Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052	30,000	24,310
BlackRock, Inc. 4.75%, 05/25/2033	200,000	199,097
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	50,000	49,827
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	170,000	174,915
Citigroup, Inc. 4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	130,000	125,332
Discover Financial Services 6.70%, 11/29/2032	200,000	211,602
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	100,000	96,321
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	120,000	109,579
Fiserv, Inc. 3.50%, 07/01/2029	100,000	93,115
Goldman Sachs Group, Inc. 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	200,000	195,605
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	15,000	14,481
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	200,000	204,633
Intercontinental Exchange, Inc. 4.60%, 03/15/2033	90,000	87,293
Iron Mountain, Inc. 4.50%, 02/15/2031(a)	150,000	135,361
JPMorgan Chase & Co. 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	300,000	293,765
KeyCorp 4.10%, 04/30/2028	100,000	94,022
LPL Holdings, Inc. 4.00%, 03/15/2029(a)	275,000	252,951
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	250,000	252,175
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032	90,000	72,265
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	251,162
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	219,176
Public Storage Operating Co. 5.13%, 01/15/2029	175,000	177,904
Regions Financial Corp. 1.80%, 08/12/2028	200,000	172,452
State Street Corp. 5.82% to 11/04/2027 then SOFR + 1.72%, 11/04/2028	125,000	128,723
Synchrony Financial 3.70%, 08/04/2026	275,000	261,366
Truist Financial Corp.
4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	50,000	48,310
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	80,000	80,998
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	125,000	122,548
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	180,639
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	125,000	126,517
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	20,000	19,282
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	150,000	149,021
Weyerhaeuser Co. 3.38%, 03/09/2033	250,000	218,580
Total Financials		6,991,205

Health Care - 4.1%
AbbVie, Inc.
3.20%, 11/21/2029	190,000	175,131
5.40%, 03/15/2054	325,000	334,474
Amgen, Inc. 5.65%, 03/02/2053	250,000	255,249
Centene Corp. 2.45%, 07/15/2028	150,000	132,982
CVS Health Corp. 5.13%, 07/20/2045	140,000	129,146
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	485,000	547,863
Pfizer Investment Enterprises Pte Ltd. 5.30%, 05/19/2053	250,000	249,196
UnitedHealth Group, Inc. 4.20%, 05/15/2032	125,000	118,878
Zoetis, Inc. 3.00%, 05/15/2050	300,000	206,911
Total Health Care		2,149,830

Industrials - 2.0%
BAE Systems PLC 5.30%, 03/26/2034(a)	200,000	201,104
Nordson Corp. 5.80%, 09/15/2033	250,000	260,594
Norfolk Southern Corp. 5.95%, 03/15/2064	250,000	267,107
Textron, Inc. 2.45%, 03/15/2031	100,000	84,255
United Rentals North America, Inc. 5.50%, 05/15/2027	260,000	259,136
Total Industrials		1,072,196

Materials - 1.0%
Ball Corp. 4.88%, 03/15/2026	190,000	187,529
Packaging Corp. of America 4.05%, 12/15/2049	100,000	79,893
Vulcan Materials Co. 3.50%, 06/01/2030	110,000	100,881
WRKCo, Inc. 3.90%, 06/01/2028	150,000	143,071
Total Materials		511,374

Technology - 2.6%
Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(a)	250,000	234,256
Cisco Systems, Inc. 5.05%, 02/26/2034	250,000	253,587
Dell International LLC / EMC Corp. 3.45%, 12/15/2051	200,000	140,280
Gartner, Inc. 4.50%, 07/01/2028(a)	180,000	171,483
Intel Corp. 3.73%, 12/08/2047	240,000	186,606
Intuit, Inc. 5.20%, 09/15/2033	250,000	254,510
Oracle Corp.
6.15%, 11/09/2029	100,000	105,428
3.95%, 03/25/2051	55,000	41,991
Total Technology		1,388,141

Utilities - 1.6%
AES Corp. 1.38%, 01/15/2026	300,000	277,842
Duke Energy Corp. 4.30%, 03/15/2028	130,000	127,042
Florida Power & Light Co. 2.88%, 12/04/2051	300,000	197,497
National Rural Utilities Cooperative Finance Corp. 4.80%, 03/15/2028	100,000	99,965
PECO Energy Co. 3.05%, 03/15/2051	200,000	136,587
Total Utilities		838,933
TOTAL CORPORATE BONDS (Cost $16,221,778)		16,740,812

U.S. TREASURY SECURITIES - 23.2%
United States Treasury Note/Bond
4.50%, 07/15/2026	1,925,000	1,922,669
4.00%, 06/30/2028	2,000,000	1,978,828
4.38%, 08/31/2028	525,000	527,440
4.88%, 10/31/2028	1,750,000	1,794,912
4.00%, 07/31/2030	1,600,000	1,580,188
3.50%, 02/15/2033	2,100,000	1,990,570
3.88%, 05/15/2043	875,000	808,794
4.13%, 08/15/2053	1,750,000	1,684,922
TOTAL U.S. TREASURY SECURITIES (Cost $12,275,946)		12,288,323

ASSET-BACKED SECURITIES - 6.8%
CarMax Auto Owner Trust Series 2022-3, Class A4, 4.06%, 02/15/2028	130,000	127,017
Chase Auto Owner Trust Series 2023-AA, Class A2, 5.90%, 03/25/2027(a)	933,861	935,713
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 08/15/2028	200,000	198,719
Dell Equipment Finance Trust Series 2023-2, Class A2, 5.84%, 01/22/2029(a)	191,675	191,808
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	38,471	38,533
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	42,431	42,395
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A4, 0.58%, 01/16/2026	413,406	408,762
Honda Auto Receivables Owner Trust Series 2021-3, Class A3, 0.41%, 11/18/2025	564,866	553,344
LAD Auto Receivables Trust Series 2023-2A, Class A2, 5.93%, 06/15/2027(a)	94,201	94,290
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	49,196
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	154,613	154,783
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	267,237	268,935
Santander Revolving Auto Loan Trust Series 2019-A, Class C, 3.00%, 01/26/2032(a)	25,000	24,433
Towd Point Mortgage Trust Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(b)	489,800	490,031
TOTAL ASSET-BACKED SECURITIES (Cost $3,567,733)		3,577,959

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Fannie Mae Connecticut Avenue Securities Series 2022-R01, Class M1, 6.32% (30 day avg SOFR US + 1.00%), 12/25/2041(a)	217,024	217,024
Federal Home Loan Mortgage Corp. Series K066, Class A2, 3.12%, 06/25/2027	100,000	95,545
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.15%, 11/25/2027(b)	212,243	201,676
Series 2020-44, Class TI, 5.50%, 12/25/2035(c)	615,744	93,433
Series 2022-M1, Class A2, 1.67%, 10/25/2031(b)	530,000	427,595
Flagstar Mortgage Trust Series 2021-9INV, Class A1, 2.50%, 09/25/2041(a)(b)	218,898	191,593
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA3, Class M1, 6.07% (30 day avg SOFR US + 0.75%), 10/25/2033(a)	51,192	51,161
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.72%, 01/25/2048(a)(b)	80,000	78,456
Series 2020-K106, Class B, 3.56%, 03/25/2053(a)(b)	100,000	90,798
JP Morgan Mortgage Trust Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	106,040	92,650
Sequoia Mortgage Trust Series 2013-7, Class A2, 3.00%, 06/25/2043(b)	247,456	215,408
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,717,134)		1,755,339

TOTAL INVESTMENTS - 99.0% (Cost $51,677,072)		$52,469,749
Other Assets in Excess of Liabilities - 1.0%		519,403
TOTAL NET ASSETS - 100.0%		$52,989,152

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $4,547,939 or 8.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(c)	Interest only security.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison ETF Trust, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds
("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price
("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s)
on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in
Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying
Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31,
2024, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2024, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Level 1	Level 2	Level 3	Value at 3/31/2024
Short-Term Strategic Income ETF
Corporate Bonds	$-	$40,709,343	$-	$40,709,343
Asset Backed Securities	-	8,319,219	-	8,319,219
U.S. Treasury Securities	-	4,429,849	-	4,429,849
Collateralized Mortgage Obligations	-	4,112,965	-	4,112,965
U.S. Government Agency Issues	-	503,199	-	503,199
Mortgage Backed Securities	-	471,580	-	471,580
Total	-	58,546,155	-	58,546,155

Aggregate Bond ETF
Mortgage Backed Securities	-	18,107,316	-	18,107,316
Corporate Bonds	-	16,740,812	-	16,740,812
U.S. Treasury Securities	-	12,288,323	-	12,288,323
Asset Backed Securities	-	3,577,959	-	3,577,959
Collateralized Mortgage Obligations	-	1,755,339	-	1,755,339
Total	-	52,469,749	-	52,469,749

Dividend Value ETF
Common Stocks	65,727,894	-	-	65,727,894
Real Estate Investment Trusts	1,564,518	-	-	1,564,518
Total	67,292,412	-	-	67,292,412

Covered Call ETF
Assets
Common Stocks	70,729,120	-	-	70,729,120
Real Estate Investment Trusts	1,679,514	-	-	1,679,514
Total	72,408,634	-	-	72,408,634
Liabilities
Written Options		1,787,411	-	1,787,411
Total	-	1,787,411	-	1,787,411